Segment and Georgraphic Data - Additional Information (Detail) $ in Millions	12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Segment Reporting Information [Line Items]
Consolidated operating income	$ 283.0	$ 334.9	$ (48.8)
Number of reporting segments	2
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Consolidated operating income	$ 0.6	$ 0.0	$ 0.0